SCHEDULE OF INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Subtotal	¥ 311,387	¥ 63,860
Less: accumulated amortization	(117,026)
Intangible assets, net	194,361	63,860
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	63,860	63,860
Favourable Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	¥ 247,527